Income Taxes - Components of pre-tax loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Pre-tax loss	$ 74,049	$ 66,933	$ 133,069	$ 143,624	$ (236,513)	$ (285,223)
U.K.
Income Taxes
Pre-tax loss					(222,043)	(211,944)
U.S.
Income Taxes
Pre-tax loss					(11,880)	(58,054)
Other
Income Taxes
Other loss					$ (2,590)	$ (15,225)